Stockholders' Equity (Components Of Accumulated Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Changes in benefit plan net gain/(loss) and prior service (cost)/credit, Gross Unrealized	$ (24.3)	$ (43.5)
Foreign currency translation adjustments, Gross Unrealized	(49.4)	(36.6)
Changes in fair values of derivatives qualifying as cash flow hedges, Gross Unrealized	(0.2)	(0.1)
Unrealized net gains (losses) on available for sale securities, Gross Unrealized	0.2	3.5
Total accumulated other comprehensive loss, Gross Unrealized	(73.7)	(76.7)
Changes in benefit plan net gain/(loss) and prior service (cost)/credit, Income Taxes	0.2	0.4
Unrealized net gains (losses) on available for sale securities, Income Taxes	(0.1)	(1.4)
Total accumulated other comprehensive loss, Income Taxes	0.1	(1.0)
Changes in benefit plan net gain/(loss) and prior service (cost)/credit, Net Unrealized	(24.1)	(43.1)
Foreign currency translation adjustments, Net Unrealized	(49.4)	(36.6)
Changes in fair values of derivatives qualifying as cash flow hedges, Net Unrealized	(0.2)	(0.1)
Unrealized net gains (losses) on available for sale securities, Net Unrealized	0.1	2.1
Total accumulated other comprehensive loss, Net Unrealized	$ (73.6)	$ (77.7)	$ (82.6)